Trade and other receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable, gross	$ 23,711	$ 29,475
Allowance for doubtful accounts	(2,946)	(5,292)
Trade accounts receivable, net	20,765	24,183
Other receivables	3,437	4,654
Contract assets	0	3,146	$ 13,269
Trade and other receivables	$ 24,202	$ 31,983